Related Party Transactions (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital contribution to MLIC			$ 20,653
CMIC Related Parties [Member]
Capital contribution to MLIC			$ 20,653